Prudential Absolute Return Bond Fund SUMMARY SECTION
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek positive returns over the long term, regardless of market conditions.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than  $50,000 in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 37 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 47.

Shareholder Fees (paid directly from your investment)
Shareholder Fees Prudential Absolute Return Bond Fund (USD $)	Class A	Class C	Class Q	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	1.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none
Redemption fees	none	none	none	none
Exchange fee	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	none	none

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Prudential Absolute Return Bond Fund		Class A	Class C	Class Q	Class Z
Management fees		0.80%	0.80%	0.80%	0.80%
+ Distribution and service (12b-1) fees		0.30%	1.00%	none	none
+ Other expenses	[1]	0.51%	0.51%	0.38%	0.51%
= Total annual Fund operating expenses		1.61%	2.31%	1.18%	1.31%
- Fee waiver or expense reimbursement	[2]	(0.31%)	(0.26%)	(0.13%)	(0.26%)
= Net annual Fund operating expenses	[2]	1.30%	2.05%	1.05%	1.05%
[1]	Other Expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated for the Fund's first fiscal year of operations. Actual expenses may vary.
[2]	The manager has contractually agreed through March 31, 2012 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to 1.05% of the Fund's average daily net assets. Separately, the distributor has contractually agreed through March 31, 2012 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets. These waivers may not be terminated prior to March 31, 2012. The decision on whether to renew, modify or terminate each waiver is subject to review by the distributor, the manager, and the Fund's Board of Trustees.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example Prudential Absolute Return Bond Fund (USD $)	1 Year	3 Years
Class A	576	906
Class C	308	697
Class Q	107	362
Class Z	107	390

If Shares Are Not Redeemed
Expense Example, No Redemption Prudential Absolute Return Bond Fund (USD $)	1 Year	3 Years
Class A	576	906
Class C	208	697
Class Q	107	362
Class Z	107	390

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund has a flexible investment strategy and will invest in a variety of securities and instruments. The Fund will also use a variety of investment techniques in pursuing its investment objective, which may include managing duration, credit quality, yield curve positioning and currency exposure, as well as sector and security selection. Under normal market conditions, the Fund will invest at least 80% of its investable assets (net assets plus borrowings for investment purposes, if any) in debt securities (generally referred to as "bonds") and/or investments that provide exposure to bonds. Investments in bonds may include, but are not limited to:

• mortgage-related securities, including commercial mortgage-backed securities;
• asset-backed securities, including collateralized debt obligations, collateralized mortgage-backed securities or collateralized loan obligations;
• floating rate loans;
• municipal securities (taxable or non-taxable);
• domestic and foreign corporate debt obligations;
• domestic and foreign government debt obligations, including U.S. Government securities; and
• other debt obligations.

The Fund's investments in debt securities may include both fixed rate and floating rate securities.

The Fund may invest up to 50% of its total assets in debt securities that are rated below investment grade (which are sometimes referred to as "junk bonds") or, if unrated, of comparable quality at the time of purchase as determined by the Fund's investment subadviser, described below.

While we make every effort to achieve the Fund's objective, we can't guarantee success.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Fixed-Income Obligations Risk. As with credit risk, market risk and interest rate risk, the Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. Certain types of fixed income obligations also may be subject to call and redemption risk, where the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed investments in lower-yielding investments. In addition to interest rate risk, investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk.

Risks of Investments in Loans. The Fund's ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignment or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund's access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations and assignments generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value floating rate loans, or sell floating rate loans at an acceptable price when it wants to sell them. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the investment subadviser's credit analysis of the borrower, and in the case of a loan participation of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable.

Junk Bonds Risk. High-yield, high-risk bonds have speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.

Risks of Investments in Municipal Securities. In addition to the risks associated with investments in debt securities, investments in municipal securities are subject to risks associated with their revenue sources. The most significant categorization of municipal bonds is between general obligation bonds and revenue bonds. General obligation bonds are backed by the full faith and credit and taxing power of the issuer. With revenue bonds, the interest and principal are dependent upon the revenues paid by users of a facility or service or other dedicated revenues including special tax revenues. The funding or income stream for revenue bond issuers may be more vulnerable to changes in consumer tastes or a general economic downturn compared to a state or city's ability to raise taxes to pay for its general obligation commitments.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Interest Rate Risk. This is the risk that the securities in which the Fund invests could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities generally are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument's reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. Certain types of debt obligations are also subject to prepayment and extension risk. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk."

Foreign Securities Risk. Investing in securities of non-U.S. issuers generally involves more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. Additionally, the changing value of foreign currencies could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets countries are subject to greater volatility and price declines. Low trading volumes may result in a lack of liquidity and in price volatility. In addition, such countries may have policies that restrict investment by foreign investors, or that prevent foreign investors from withdrawing their money at will.

Liquidity Risk. This is the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. It also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell liquid securities at an unfavorable time and conditions.

For more information on the risks of investing in this Fund, please see How the Fund Invests - Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance.
The Fund has not been in operation for a full calendar year, and hence has no past performance data to  present. A number of factors - including risk - can affect how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 29, 2011
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 9
Central Index Key	dei_EntityCentralIndexKey	0001070287
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 30, 2011
Prospectus Date	rr_ProspectusDate	Mar 30, 2010
Prudential Absolute Return Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.51%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.61%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
=Net Annual Fund operating expenses	rr_NetExpensesOverAssets	1.30%	[2]
1 Year	rr_ExpenseExampleYear01	576
3 Years	rr_ExpenseExampleYear03	906
1 Year	rr_ExpenseExampleNoRedemptionYear01	576
3 Years	rr_ExpenseExampleNoRedemptionYear03	906
Prudential Absolute Return Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.51%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.31%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
=Net Annual Fund operating expenses	rr_NetExpensesOverAssets	2.05%	[2]
1 Year	rr_ExpenseExampleYear01	308
3 Years	rr_ExpenseExampleYear03	697
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	697
Prudential Absolute Return Bond Fund | Class Q
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.38%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.18%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
=Net Annual Fund operating expenses	rr_NetExpensesOverAssets	1.05%	[2]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	362
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	362
Prudential Absolute Return Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.51%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.31%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
=Net Annual Fund operating expenses	rr_NetExpensesOverAssets	1.05%	[2]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	390
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	390
Prudential Absolute Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Prudential Absolute Return Bond Fund SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek positive returns over the long term, regardless of market conditions.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than  $50,000 in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 37 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 47.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than $50,000 in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated for the Fund's first fiscal year of operations. Actual expenses may vary
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has a flexible investment strategy and will invest in a variety of securities and instruments. The Fund will also use a variety of investment techniques in pursuing its investment objective, which may include managing duration, credit quality, yield curve positioning and currency exposure, as well as sector and security selection. Under normal market conditions, the Fund will invest at least 80% of its investable assets (net assets plus borrowings for investment purposes, if any) in debt securities (generally referred to as "bonds") and/or investments that provide exposure to bonds. Investments in bonds may include, but are not limited to:

• mortgage-related securities, including commercial mortgage-backed securities;
• asset-backed securities, including collateralized debt obligations, collateralized mortgage-backed securities or collateralized loan obligations;
• floating rate loans;
• municipal securities (taxable or non-taxable);
• domestic and foreign corporate debt obligations;
• domestic and foreign government debt obligations, including U.S. Government securities; and
• other debt obligations.

The Fund's investments in debt securities may include both fixed rate and floating rate securities.

The Fund may invest up to 50% of its total assets in debt securities that are rated below investment grade (which are sometimes referred to as "junk bonds") or, if unrated, of comparable quality at the time of purchase as determined by the Fund's investment subadviser, described below.

While we make every effort to achieve the Fund's objective, we can't guarantee success.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Fixed-Income Obligations Risk. As with credit risk, market risk and interest rate risk, the Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. Certain types of fixed income obligations also may be subject to call and redemption risk, where the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed investments in lower-yielding investments. In addition to interest rate risk, investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk.

Risks of Investments in Loans. The Fund's ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignment or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund's access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations and assignments generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value floating rate loans, or sell floating rate loans at an acceptable price when it wants to sell them. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the investment subadviser's credit analysis of the borrower, and in the case of a loan participation of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable.

Junk Bonds Risk. High-yield, high-risk bonds have speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.

Risks of Investments in Municipal Securities. In addition to the risks associated with investments in debt securities, investments in municipal securities are subject to risks associated with their revenue sources. The most significant categorization of municipal bonds is between general obligation bonds and revenue bonds. General obligation bonds are backed by the full faith and credit and taxing power of the issuer. With revenue bonds, the interest and principal are dependent upon the revenues paid by users of a facility or service or other dedicated revenues including special tax revenues. The funding or income stream for revenue bond issuers may be more vulnerable to changes in consumer tastes or a general economic downturn compared to a state or city's ability to raise taxes to pay for its general obligation commitments.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Interest Rate Risk. This is the risk that the securities in which the Fund invests could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities generally are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument's reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. Certain types of debt obligations are also subject to prepayment and extension risk. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk."

Foreign Securities Risk. Investing in securities of non-U.S. issuers generally involves more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. Additionally, the changing value of foreign currencies could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets countries are subject to greater volatility and price declines. Low trading volumes may result in a lack of liquidity and in price volatility. In addition, such countries may have policies that restrict investment by foreign investors, or that prevent foreign investors from withdrawing their money at will.

Liquidity Risk. This is the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. It also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell liquid securities at an unfavorable time and conditions.

For more information on the risks of investing in this Fund, please see How the Fund Invests - Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund has not been in operation for a full calendar year, and hence has no past performance data to  present. A number of factors - including risk - can affect how the Fund will perform in the future.

[1]	Other Expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated for the Fund's first fiscal year of operations. Actual expenses may vary.
[2]	The manager has contractually agreed through March 31, 2012 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to 1.05% of the Fund's average daily net assets. Separately, the distributor has contractually agreed through March 31, 2012 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets. These waivers may not be terminated prior to March 31, 2012. The decision on whether to renew, modify or terminate each waiver is subject to review by the distributor, the manager, and the Fund's Board of Trustees.